Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Fair Value Hierarchy

The following table sets forth the Company’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy as shown in the following table.

		As of December 31, 2022
	Level 1	Level 2	Level 3	Balance at fair value
Assets	HK$	HK$	HK$	HK$
Investment at fair value - Foreign exchange investment	1,979,268	-	-	1,979,268

		As of December 31, 2023
	Level 1	Level 2	Level 3	Balance at fair value
Assets	HK$	HK$	HK$	HK$
Investment at fair value - Foreign exchange investment	343,862	-	-	343,862
	US$	US$	US$	US$
Investment at fair value - Foreign exchange investment	44,023	-	-	44,023

Schedule of Estimated Useful Lives of Related Assets

Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation is provided for on a straight-line basis over the estimated useful lives of the related assets as follows:

Computer equipment	2 years
Furniture and fixture	3 years
Office equipment	3 years
Leasehold improvements	Shorter of 5 years or the remaining lease term

Schedule of Estimated Useful Lives of Intangible Assets	The estimated useful lives of intangible assets are as follows:
Internally developed software	3 years
Software	3 years

Schedule of Disaggregation Information of Revenues

The following table presents disaggregated information of revenues by business lines for the years ended December 31, 2021, 2022 and 2023, respectively:

	For the years ended December 31,
	2021	2022	2023	2023
	HK$	HK$	HK$	US$
Initial set up, installation and customization services	8,147,473	7,140,076	8,973,079	1,148,789
Subscriptions	12,124,676	11,414,976	11,445,019	1,465,263
Hosting, support and maintenance services	3,304,830	4,186,369	4,338,184	555,401
Liquidity services	3,220,992	6,699,586	2,626,516	336,263
White label services	1,860,221	1,889,188	2,122,198	271,697
Quotes/news/package subscription services	3,554,778	3,601,632	2,456,181	314,456
Total revenue	32,212,970	34,931,827	31,961,177	4,091,869

Revenue disaggregated by timing of revenue recognition for 2021, 2022 and 2023 is disclosed in the table below:

	For the years ended December 31,
	2021	2022	2023	2023
	HK$	HK$	HK$	US$
Point in time	3,506,631	6,699,586	2,626,516	336,263
Over time	28,706,339	28,232,241	29,334,661	3,755,606
Total revenue	32,212,970	34,931,827	31,961,177	4,091,869